Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Oct. 06, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
North West Redwater Partnership subordinated debt	$ 555		$ 652
Prepaid cost of service toll	162		130
Risk management	136		290
Long-term inventory	121		121
Other	190		84
Other assets	1,164		1,277
Less: current portion	82		54
Other long-term assets	$ 1,082		$ 1,223
Painted Pony Energy Ltd
Disclosure of detailed information about business combination [line items]
Contract assets		$ 111